STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 016 - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Investment income:
Dividend Income	$ 37,700	$ 40,692
Interest Income	13,844	18,449
Net appreciation (depreciation) in fair value of investments	329,467	(3,704,443)
Total additions	381,011	(3,645,302)
DEDUCTIONS:
Distributions to participants	2,720,528	750,387
Transfer to other qualified plan	483,126	16,106
Total deductions	3,203,654	766,493
NET INCREASE/(DECREASE)	(2,822,643)	(4,411,795)
NET ASSETS AVAILABLE FOR BENEFITS - beginning of year	2,822,643	7,234,438
NET ASSETS AVAILABLE FOR BENEFITS - end of year	$ 0	$ 2,822,643